Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Schedule of Inventories
	As of December 31
	2014	2015
	RMB	RMB

Products	241,686	332,736
Packing materials and others	1,292	1,611

Inventories	242,978	334,347